Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Provisions and other non-current liabilities
Schedule of provisions and other non-current liabilities, including analysis of changes

As of December 31,
(M$)	2025	2024	2023
Litigations and accrued penalty claims	366	384	476
Provisions for environmental contingencies	544	611	750
Asset retirement obligations	9,262	11,359	11,585
Other non-current provisions	3,316	3,032	3,588
of which restructuring activities	134	124	228
of which financial risks related to non-consolidated and equity accounted for affiliates	1,720	1,694	1,708
Other non-current liabilities	3,834	4,486	4,858
TOTAL	17,322	19,872	21,257

				Currency
	As of			translation		As of
(M$)	January, 1	Allowances	Reversals	adjustment	Other	December, 31
2025	19,872	1,492	(1,346)	683	(3,379)	17,322
of which provisions for financial risks		43	(24)
of which asset retirement obligations		589	(612)
of which provisions for environmental contingencies		22	(120)
of which provisions for restructuring of activities		35	(40)
2024	21,257	1,056	(1,538)	(419)	(484)	19,872
of which provisions for financial risks		20	(16)
of which asset retirement obligations		568	(464)
of which provisions for environmental contingencies		65	(183)
of which provisions for restructuring of activities		15	(103)
2023	21,402	1,269	(1,315)	212	(311)	21,257
of which provisions for financial risks		18	(29)
of which asset retirement obligations		524	(339)
of which provisions for environmental contingencies		117	(158)
of which provisions for restructuring of activities		69	(138)

Schedule of changes in the asset retirement obligation

					Spending on	Currency
	As of		Revision in	New	existing	translation			As of
(M$)	January 1,	Accretion	estimates	obligations	obligations	adjustment	Other		December 31,
2025	11,359	589	309	141	(612)	404	(2,928)	(a)	9,262
2024	11,585	568	155	200	(464)	(249)	(436)		11,359
2023	13,110	524	(1,499)	108	(339)	101	(420)		11,585

(a)	Including $(2,754) million corresponding to the impact of reclassifications under ‘Liabilities directly associated with the assets classified as held for sale'.